Loss per share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [line items]
Loss for the year attributable to Virax	$ (6,733,537)	$ (5,457,494)	$ (1,708,827)
Basic loss per share attributable to Virax - ordinary shares	$ (3.36)	$ (5.13)	$ (1.79)
Diluted loss per share attributable to Virax - ordinary shares	$ (3.36)	$ (5.13)	$ (1.79)